Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments
23.	Commitments

The Company entered into short-term agreements for the acquisition of machinery and services. The agreements have termination clauses for non-compliance with essential obligations. There is no provision for contract default, therefore there are no liabilities recorded in the Company’s consolidated financial statements.

At December 31, 2022 and 2021, total commitments, measured at nominal value according to the contracts are $31 million and $8.5 million, respectively.